Leases	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Leases
14. Leases
Right-of-use
assets

	Land and buildings $m	Investment property $m	Other $m	Total $m

Cost

At 1 January 2022	607	–	3	610

Additions and other re-measurements	40	–	–	40

Transfers to investment property	(50)	50	–	–

Transfers to finance lease receivable	(5)	–	–	(5)

Terminations	(9)	–	(1)	(10)

Exchange and other adjustments	(12)	–	–	(12)

At 31 December 2022	571	50	2	623

Additions and other re-measurements	15	–	2	17

Transfers to investment property	(2)	2	–	–

Terminations	(51)	–	(1)	(52)

Exchange and other adjustments	1	–	–	1

At 31 December 2023	534	52	3	589

Depreciation and impairment

At 1 January 2022	(334)	–	(2)	(336)

Provided	(24)	–	(1)	(25)

System Fund expense	(3)	–	–	(3)

Impairment charge	(2)	–	–	(2)

Impairment reversal	2	–	–	2

Transfers to investment property	47	(47)	–	–

Transfers to finance lease receivable	3	–	–	3

Terminations	9	–	1	10

Exchange and other adjustments	8	–	–	8

At 31 December 2022	(294)	(47)	(2)	(343)

Provided	(22)	–	–	(22)

System Fund expense	(2)	–	–	(2)

Transfers to investment property	2	(2)	–	–

Terminations	51	–	1	52

Exchange and other adjustments	(1)	–	–	(1)

At 31 December 2023	(266)	(49)	(1)	(316)

Net book value

At 31 December 2023	268	3	2	273

At 31 December 2022	277	3	–	280

At 1 January 2022	273	–	1	274
The Group’s leased assets mainly comprise hotels and offices. Leases contain a wide range of different terms and conditions. The term of property leases ranges from
1-99
years. The weighted average lease term remaining on the Group’s top eight leases (which comprise 94% (2022: 95%) of the right-of-use
asset net book value) is 56 years (2022: 56 years). The InterContinental Boston lease, expiring in 2105, has a significant impact on this weighted average lease term; excluding this lease the weighted average lease term is 8 years (2022: 9 years). Undiscounted cash flows on the Boston lease of $3,212m (2022: $3,233m) represent 94% (2022: 94%) of the total undiscounted cash flows relating to lease liabilities.
Many of the Group’s property leases contain extension or early termination options, which are used for operational flexibility. The lease agreement over the US corporate headquarters contains a material extension option which is not included in the calculation of the lease asset and liability as the extension would not take effect before 2031 and there is no reasonable certainty the option will be exercised. The value of the undiscounted rental payments relating to this lease and not included in the value of the lease asset and liability is $295m. Additionally, the Group has the option to extend the term of the InterContinental Boston lease for two additional
20-year
terms, the first of which would take effect from 2105. These extension options have not been included in the calculation of the lease liability.
Impairment and impairment reversals
2022 impairment
Details of the $2m impairment charge are contained in note 13.
2022 impairment reversal
Impairment reversals of $2m were recognised in relation to one hotel in the EMEAA region and arose due to improved recovery forecasts as well as strong 2022 trading. The asset was measured at value in use, using a discounted cash flow for the remaining five-year lease term. Estimated future cash flows were discounted at a pre-tax
rate of 17.6%. The recoverable amount was $9m which represents the depreciated value of the original asset.
2021 impairment reversal
Impairment reversals of $3m were recognised in relation to the US corporate headquarters and arose as a result of contractual agreements to sublease or surrender certain areas for the remainder of the lease term, removing uncertainty over future cash flows for those areas.
The recoverable amount was measured at value in use, using a discounted cash flow based on the agreed contractual terms. A pre-tax
discount rate of 9.5% was applied.
The impairment reversal was substantially all recognised in the System Fund in line with existing principles for cost allocation relating to this facility.
Lease liabilities
The majority of the Group’s lease liabilities are discounted at incremental borrowing rates of up to 11%. The rate implicit in the InterContinental Boston lease was 9.7% and was derived from a valuation of the hotel at lease inception in 2006.

Currency	2023 $m	2022 $m

US dollars	357	363

Sterling	32	31

Euros	4	5

Other	33	28

	426	427

Analysed as:

Current	30	26

Non-current	396	401

	426	427
The maturity analysis of lease liabilities is disclosed in note 24.
The Group’s lease liability is not materially sensitive to inflation as $342m (2022: $348m) relates to the InterContinental Boston and the US corporate headquarters, which both include fixed payments and are not subject to inflationary adjustments.
Amounts recognised in the Group income statement

	2023 $m	2022 $m	2021 $m

Depreciation of right-of-use assets	22	25	27

System Fund depreciation of right-of-use assets	2	3	3

System Fund impairment reversal	–	–	(3)

Expense relating to variable lease payments	62	47	31

Expense relating to short-term leases and low-value assets	2	1	1

Income from operating subleases of right-of-use assets	(2)	(1)	(1)

Recognised in operating profit	86	75	58

Interest on lease liabilities	29	29	29

Total recognised in the Group income statement	115	104	87
Variable lease payments
The UK portfolio leases contain guarantees that the Group will fund any shortfalls in lease payments up to an annual and cumulative cap. These caps limit the Group’s exposure to trading losses, meaning that rental payments are reduced if insufficient cash flows are generated by the hotels. Since there is no floor to the rent reduction applicable under these leases, they are treated as fully variable. In the event that rent reductions are not applicable, annual base rental payments stabilise at £34m over the remaining lease term of 20 years. Additional performance-based rental payments are calculated using hotel revenues and net cash flows.
In addition, one German hotel lease under a similar structure is treated as fully variable. One further German hotel lease under a similar structure is expected to commence in 2024.
Amounts recognised in the Group statement of cash flows

	2023 $m	2022 $m	2021 $m

Operating activities	92	72	55

Investing activities	–	(6)	–

Financing activities	28	36	32

Net cash paid	120	102	87